Offerings	Sep. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	18,810,820
Proposed Maximum Offering Price per Unit	1.62
Maximum Aggregate Offering Price	$ 30,473,528.4
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,665.5
Offering Note
(1)
The ordinary shares, $0.0001 par value per share (“Ordinary Shares”), of I-Mab (the “Registrant”) may be represented by American Depositary Shares (“ADSs”), each ten (10) ADSs representing twenty-three (23) Ordinary Shares. The ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No.: 333-289158).
(2)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) also covers any additional Ordinary Shares that may be offered or become issuable pursuant to the 2025 Omnibus Share Incentive Plan (the “2025 Share Plan”) and the 2025 Share Incentive Scheme (the “2025 Scheme”), as may be amended from time to time, in connection with any share split, share dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
(3)
Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price and the proposed maximum aggregate offering price are based on US$3.73 per ADS, equivalent to US$1.62 per Ordinary Share, the average of the high and low prices for the ADSs on September 10, 2025, as reported on the Nasdaq Global Market.
(4)
Represents Ordinary Shares reserved for future issuance under the 2025 Share Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	13,238,741
Proposed Maximum Offering Price per Unit	1.62
Maximum Aggregate Offering Price	$ 21,446,760.42
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,283.5
Offering Note
(1)
The ordinary shares, $0.0001 par value per share (“Ordinary Shares”), of I-Mab (the “Registrant”) may be represented by American Depositary Shares (“ADSs”), each ten (10) ADSs representing twenty-three (23) Ordinary Shares. The ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No.: 333-289158).
(2)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) also covers any additional Ordinary Shares that may be offered or become issuable pursuant to the 2025 Omnibus Share Incentive Plan (the “2025 Share Plan”) and the 2025 Share Incentive Scheme (the “2025 Scheme”), as may be amended from time to time, in connection with any share split, share dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
(3)
Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price and the proposed maximum aggregate offering price are based on US$3.73 per ADS, equivalent to US$1.62 per Ordinary Share, the average of the high and low prices for the ADSs on September 10, 2025, as reported on the Nasdaq Global Market.
(5)
Represents Ordinary Shares reserved for future issuance under the 2025 Scheme.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	34,049,359
Proposed Maximum Offering Price per Unit	1.62
Maximum Aggregate Offering Price	$ 55,159,961.58
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,444.99
Offering Note
(1)
The ordinary shares, $0.0001 par value per share (“Ordinary Shares”), of I-Mab (the “Registrant”) may be represented by American Depositary Shares (“ADSs”), each ten (10) ADSs representing twenty-three (23) Ordinary Shares. The ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No.: 333-289158).
(2)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) also covers any additional Ordinary Shares that may be offered or become issuable pursuant to the 2025 Omnibus Share Incentive Plan (the “2025 Share Plan”) and the 2025 Share Incentive Scheme (the “2025 Scheme”), as may be amended from time to time, in connection with any share split, share dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
(3)
Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price and the proposed maximum aggregate offering price are based on US$3.73 per ADS, equivalent to US$1.62 per Ordinary Share, the average of the high and low prices for the ADSs on September 10, 2025, as reported on the Nasdaq Global Market.
(6)
Represents (a) 14,003,470 Ordinary Shares subject to outstanding awards under the Prior Plans (as defined below) that, on or after September 3, 2025 (the “Effective Date”), may terminate, expire or lapse for any reason without the delivery of Ordinary Shares to the holder thereof and may potentially be returned due to forfeiture of such prior awards and, as a result, may become available for issuance under the 2025 Share Plan under the terms thereof, plus (b) 20,045,889 Ordinary Shares that remained available for grant under the Prior Plans (as defined below) as of the Effective Date, which shares were rolled over into the 2025 Share Plan under the terms thereof (collectively, the “Carryover Ordinary Shares”). “Prior Plans” means the Registrant’s (i) Second Amended and Restated 2017 Employee Stock Option Plan, (ii) Second Amended and Restated 2018 Employee Stock Option Plan, (iii) 2019 Share Incentive Plan, (iv) 2020 Share Incentive Plan, (v) 2021 Share Incentive Plan (vi) 2022 Share Incentive Plan and (vii) 2024 Omnibus Incentive Plan. As of the date of filing hereof, the Carryover Ordinary Shares have not been issued and sold pursuant to any of the Prior Plans. The 2025 Share Plan is the successor plan to the Prior Plans.